Asset retirement obligations (“ARO”) (Details Narrative) - Provision for decommissioning, restoration and rehabilitation costs [member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Provisions, estimated future retirement costs	$ 372
Discount rate applied to cash flow projections	7.04%	7.42%